Deposits (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits
Noninterest-bearing demand	$ 1,773,749,000	$ 1,349,584,000
Interest-bearing:
NOW accounts	1,083,596,000	809,605,000
Money market	878,578,000	627,849,000
Brokered - money market	276,760,000	263,193,000
Demand	47,636,000	75,308,000
Savings	357,325,000	180,367,000
Time	2,110,947,000	1,175,432,000
Brokered - time	194,327,000	219,123,000
Total deposits	6,722,918,000	4,700,461,000
Net change in deposits	2,200,000,000
Scheduled maturities of interest-bearing time deposits
2014	1,690,804,000
2015	333,193,000
2016	122,654,000
2017	122,988,000
2018 and thereafter	35,635,000
Time deposits	$ 2,305,274,000